Summary of Changes in Restructuring Related Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
2012/13 Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 3,516
Costs incurred and charged to expense	1,179	3,860
Unwinding	122
Costs paid or otherwise settled	(4,066)	(411)
Changes in estimates	358
Effects of foreign currency exchange	37	67
Ending balance	1,146	3,516
Cumulative costs incurred to date	5,519
Severance and Other Benefits | 2013/14 Restructuring
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	1,894
Costs paid or otherwise settled	(669)
Ending balance	1,225
Cumulative costs incurred to date	1,894
Severance and Other Benefits | 2012/13 Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning balance	2,523
Costs incurred and charged to expense	1,029	2,885
Costs paid or otherwise settled	(3,534)	(411)
Changes in estimates	(22)
Effects of foreign currency exchange	4	49
Ending balance		2,523
Cumulative costs incurred to date	3,892
Closure and Other Contractual Liabilities | 2012/13 Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning balance	993
Costs incurred and charged to expense	150	975
Unwinding	122
Costs paid or otherwise settled	(532)
Changes in estimates	380
Effects of foreign currency exchange	33	18
Ending balance	1,146	993
Cumulative costs incurred to date	$ 1,627